Summary of Significant Accounting Policies (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended		60 Months Ended	12 Months Ended				60 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2013 item	Dec. 31, 2013 Research agreement executed during 2013 item	Dec. 31, 2013 Research agreement executed during 2011	Dec. 31, 2012 Research agreement executed during 2011	Dec. 31, 2011 Research agreement executed during 2011 item	Dec. 31, 2013 Research agreement executed during 2011
Revenue Recognition
Number of research agreements			2
Upfront payment not representing substantive milestone				$ 100	$ 200
Number of milestones met				0			0
Amount recognized				21	366	634	0	1,000
Amount recognized related to upfront payment					66	134
Amount recognized related to other milestones					300
Number of future milestones to be met							0
Amount of federal grant awarded under QTDP		245
Amount of federal grant received and recognized in income	$ 152	$ 93	$ 245